UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

        /s/ Richard Gashler         New York, New York         August 12, 2008
        -------------------         -----------------          ---------------
             [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     80

Form 13F Information Table Value Total:     $1,748,416 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.


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                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 6/30/08                                       Name of Reporting Manager:  Sandell Asset Management



 Item 1:                      Item 2 :              Item 3:     Item 4:   Item 5:   Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class        CUSIP     Fair Market Shares or Investment Managers   Voting Authority (Shares)
                                                    Number      Value     Principal Discretion See     (a) Sole (b) Shared  (c) None
                                                              (X$1000)    Amount               Instr. V

ADVANCED MICRO DEVICES INC          COM             007903107    3,291   564,502 SHS  SOLE              564,502         -       -
ADVANCED MICRO DEVICES PUTS         COM             007903107    4,664   800,000 PUT  SOLE              800,000         -       -
AMERICA MOVIL SAB DE CV             SPON ADR L SHS  02364W105    5,222    99,000 SHS  SOLE               99,000         -       -
AMERICAN EQTY INVT LIFE HLD NOTES   NOTE 5.250%12/0 025676AE7    9,088 10,000,000PRN  SOLE                    -         -       -
AMERICAN FINL GROUP INC OHIO PUTS   COM             025932104    6,688   250,000 PUT  SOLE              250,000         -       -
AMERICAN ORIENTAL BIOENGR IN        COM             028731107    6,524   660,994 SHS  SOLE              660,994         -       -
AMERICREDIT CORP NOTES              NOTE 0.750% 9/1 03060RAP6    4,774 7,500,000 PRN  SOLE                    -         -       -
BIONOVO INC                         COM             090643107      656   537,908 SHS  SOLE              537,908         -       -
BLOCK H & R INC                     COM             093671105   20,531   959,406 SHS  SOLE              959,406         -       -
CALPINE CORP                        COM NEW         131347304    2,820   125,000 SHS  SOLE              125,000         -       -
CAMECO CORP                         COM             13321L108    8,574   200,000 SHS  SOLE              200,000         -       -
CARDIUM THERAPEUTICS INC            COM             141916106    2,493 1,088,650 SHS  SOLE            1,088,650         -       -
CBIZ INC NOTES                      NOTE 3.125% 6/0 124805AB8    2,464 2,500,000 PRN  SOLE                    -         -       -
CENTRAL EUROPEAN DIST CORP          COM             153435102    3,863    52,100 SHS  SOLE               52,100         -       -
CHESAPEAKE ENERGY CORP              COM             165167107    3,298    50,000 SHS  SOLE               50,000         -       -
CHINACAST EDU CORP                  UNIT 03/16/2009 16946T208      413    75,000 SHS  SOLE               75,000         -       -
CIT GROUP INC PFD NOTES             UNIT 99/99/9999 125581405   12,516 1,400,000 PRN  SOLE                    -         -       -
CLEAR CHANNEL COMMUNICATIONS        COM             184502102   33,756   958,978 SHS  SOLE              958,978         -       -
CNET NETWORKS INC                   COM             12613R104   39,905 3,470,000 SHS  SOLE            3,470,000         -       -
COUNTRYWIDE FINANCIAL CORP CALLS    COM             222372104      886   208,400 CALL SOLE              208,400         -       -
CYPRESS SEMICONDUCTOR CORP          COM             232806109    3,265   131,915 SHS  SOLE              131,915         -       -
DAYSTAR TECHNOLOGIES INC            COM             23962Q100      525   114,978 SHS  SOLE              114,978         -       -
DEVELOPERS DIVERSIFIED RLTY PUTS    COM             251591103    1,736    50,000 PUT  SOLE               50,000         -       -
DRYSHIPS INC                        SHS             Y2109Q101    4,009    50,000 SHS  SOLE               50,000         -       -
DYNEGY INC DEL                      CL A            26817G102   22,661 2,650,400 SHS  SOLE            2,650,400         -       -
EMPRESA DIST Y COMERCIAL NOR        SPON ADR        29244A102    4,898   429,650 SHS  SOLE              429,650         -       -
ENDURANCE SPECIALTY HLDGS LT PUTS   SHS             G30397106      262     8,500 PUT  SOLE                8,500         -       -
ENTERGY CORP NEW                    COM             29364G103    1,241    10,300 SHS  SOLE               10,300         -       -
ENVIRONMENTAL PWR CORP              COM NEW         29406L201      143    34,285 SHS  SOLE               34,285         -       -
EPIQ SYS INC                        COM             26882D109    4,277   301,205 SHS  SOLE              301,205         -       -
ESMARK INC                          COM             296475106   12,910   675,200 SHS  SOLE              675,200         -       -
EURONET WORLDWIDE INC NOTES         NOTE 3.500%10/1 298736AF6    4,100 5,000,000 PRN  SOLE                    -         -       -
EXCO RESOURCES INC                  COM             269279402   99,749 2,702,492 SHS  SOLE            2,702,492         -       -
EXELON CORP                         COM             30161N101   17,992   200,000 SHS  SOLE              200,000         -       -
EXTERRAN HLDGS INC                  COM             30225X103    3,575    50,000 SHS  SOLE               50,000         -       -
FAIR ISAAC CORP                     COM             303250104   59,693 2,874,000 SHS  SOLE            2,874,000         -       -
FIRSTENERGY CORP                    COM             337932107   41,165   500,000 SHS  SOLE              500,000         -       -
FPL GROUP INC                       COM             302571104    1,640    25,000 SHS  SOLE               25,000         -       -
GENCORP INC                         COM             368682100   38,106 5,322,115 SHS  SOLE            5,322,115         -       -
GENCORP INC NOTES                   SDVC 2.250%11/1 368682AL4    1,580 2,000,000 PRN  SOLE                    -         -       -
GENESIS LEASE LTD                   ADR             37183T107    2,076   201,000 SHS  SOLE              201,000         -       -
GRAN TIERRA ENERGY INC              COM             38500T101      797   100,000 SHS  SOLE              100,000         -       -
GRUPO SIMEC S A B DE C V            ADR             400491106    2,532   150,000 SHS  SOLE              150,000         -       -
HALLIBURTON CO                      COM             406216101    9,287   175,000 SHS  SOLE              175,000         -       -
HUTCHISON TELECOMM INTL LTD         SPONSORED ADR   44841T107    8,578   403,855 SHS  SOLE              403,855         -       -
INFOSPACE INC                       COM NEW         45678T201   23,084 2,771,204 SHS  SOLE            2,771,204         -       -
INOVIO BIOMEDICAL CORP              COM             45773H102      333   308,381 SHS  SOLE              308,381         -       -
KEY ENERGY SVCS INC                 COM             492914106   26,254 1,351,911 SHS  SOLE            1,351,911         -       -
KOOKMIN BK NEW                      SPONSORED ADR   50049M109   14,522   248,205 SHS  SOLE              248,205         -       -
LIGAND PHARMACEUTICALS INC          CL B            53220K207    5,628 2,164,498 SHS  SOLE            2,164,498         -       -
LUMERA CORP                         COM             55024R106       59    60,444 SHS  SOLE               60,444         -       -
MACROVISION CORP NOTES              NOTE 2.625% 8/1 555904AB7    2,235 2,500,000 PRN  SOLE                    -         -       -
MENTOR GRAPHICS CORP NOTES          SDVC 6.250% 3/0 587200AF3    3,684 3,295,000 PRN  SOLE                    -         -       -
MIRANT CORP                         COM             60467R100   29,363   750,000 SHS  SOLE              750,000         -       -
NABORS INDUSTRIES LTD               SHS             G6359F103    6,154   125,000 SHS  SOLE              125,000         -       -
NANOGEN INC                         COM             630075109        6    15,650 SHS  SOLE               15,650         -       -
NATIONAL OILWELL VARCO INC          COM             637071101   75,748   853,784 SHS  SOLE              853,784         -       -
NAVTEQ CORP                         COM             63936L100  161,543 2,097,961 SHS  SOLE            2,097,961         -       -
NET SERVICOS DE COMUNICACAO         SPONSD ADR NEW  64109T201    1,385   110,000 SHS  SOLE              110,000         -       -
NEUROBIOLOGICAL TECH INC            COM NEW         64124W304      772   543,854 SHS  SOLE              543,854         -       -
OCCIDENTAL PETE CORP DEL            COM             674599105    8,986   100,000 SHS  SOLE              100,000         -       -
OCWEN FINL CORP NOTES               NOTE 3.250% 8/0 675746AD3    4,860 6,000,000 PRN  SOLE                    -         -       -
PENN NATL GAMING INC                COM             707569109   70,195 2,183,363 SHS  SOLE            2,183,363         -       -
PIONEER NAT RES CO                  COM             723787107   91,905 1,174,050 SHS  SOLE            1,174,050         -       -
PLAINS EXPL& PRODTN CO              COM             726505100  151,339 2,073,984 SHS  SOLE            2,073,984         -       -
PROSPECT MEDICAL HOLDINGS IN        CL A            743494106    1,092   300,000 SHS  SOLE              300,000         -       -
PSIVIDA CORP                        COM             74440J101       73    25,261 SHS  SOLE               25,261         -       -
PUBLIC SVC ENTERPRISE GROUP         COM             744573106    3,445    75,000 SHS  SOLE               75,000         -       -
SONIC AUTOMOTIVE INC NOTES          NOTE 4.250%11/3 83545GAK8    2,667 3,000,000 PRN  SOLE                    -         -       -
SOUTHERN UN CO NEW                  COM             844030106  331,014 12,250,714SHS  SOLE           12,250,714         -       -
SUNOCO INC                          COM             86764P109   15,336   376,900 SHS  SOLE              376,900         -       -
TALISMAN ENERGY INC                 COM             87425E103   24,325 1,100,000 SHS  SOLE            1,100,000         -       -
UAL CORP                            COM NEW         902549807      522   100,000 SHS  SOLE              100,000         -       -
UDR INC PUTS                        COM             902653104    2,708   121,000 PUT  SOLE              121,000         -       -
VECTOR GROUP LTD NOTES              NOTE 5.000%11/1 92240MAE8    6,038 5,000,000 PRN  SOLE                    -         -       -
WCI CMNTYS INC                      COM             92923C104    5,935 4,093,114 SHS  SOLE            4,093,114         -       -
*WENDYS INTL INC                    COM             950590109  106,594 3,916,013 SHS  SHARED          3,916,013         -       -
WILLIAMS COS INC DEL                COM             969457100   41,407 1,027,221 SHS  SOLE            1,027,221         -       -
XM SATELLITE RADIO HLDGS INC        CL A            983759101    8,538 1,088,979 SHS  SOLE            1,088,979         -       -
ZIX CORP                            COM             98974P100    1,444   519,320 SHS  SOLE              519,320         -       -


                                                 Value Total    $l1,748,416

                                                    Entry Total:    80

*Represents positions also reported on the 13F Report filed by Nelson Peltz.

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